LOSS ON GOLDEX MINE (Tables)	12 Months Ended
Dec. 31, 2013
LOSS ON GOLDEX MINE
Schedule of loss on Goldex Mine

Impairment loss on Goldex mine property, plant, and mine development	$237,110

Loss on underground ore stockpile	16,641

Supplies inventory obsolescence provision	1,915

Increase in environmental remediation liability	47,227

Loss on Goldex mine (before income and mining taxes) for the year ended December 31, 2011	$302,893